Provisions - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019
Bottom of range [member] | Provisions for lease restoration [Member]
Disclosure of Provisions [line items]
Cash outflows for existing provisions expected period	1 year
Bottom of range [member] | Provision For Claims [member]
Disclosure of Provisions [line items]
Cash outflows for existing provisions expected period	1 year
Top of range [member] | Provisions for lease restoration [Member]
Disclosure of Provisions [line items]
Cash outflows for existing provisions expected period	14 years
Top of range [member] | Provision For Claims [member]
Disclosure of Provisions [line items]
Cash outflows for existing provisions expected period	5 years